DEFERRED REVENUE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
DEFERRED REVENUE
Services and goods	R$ 301,292	R$ 389,706
Disposal of PP&E	165,162	227,397
Activation revenue	7,959	44,914
Customer loyalty program	50,354	56,210
Government grants	115,379	133,300
Other	83,052	90,112
Total	723,198	941,639
Current	372,561	429,853
Noncurrent	R$ 350,637	R$ 511,786